Performance Management	Oct. 31, 2025
Neuberger Emerging Markets Debt Hard Currency ETF (NEMD) | Neuberger Emerging Markets Debt Hard Currency ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The Fund commenced operations after the assets of another investment company, Neuberger Berman Emerging Markets Debt Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on August 8, 2025. The Fund has adopted the performance history of its predecessor fund. The information shown below prior to August 8, 2025 is for the predecessor fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the predecessor fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges of the predecessor fund. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
The predecessor fund had a higher management fee, a different benchmark index, and different principal investment strategies, which included investments in emerging markets debt denominated in local currencies, prior to August 8, 2025. The Fund’s performance prior to that date may have been different if the current management fee and principal investment strategies had been in effect.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees, including those of the predecessor fund, during certain of the periods shown.
While the Fund’s shares would have substantially similar annual returns to the Institutional Class shares of the predecessor fund, their performance may differ from that shown because the Fund has lower expenses than the predecessor fund’s Institutional Class shares. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the predecessor fund’s Institutional Class shares. Performance for the predecessor fund is based on the NAV per share of the predecessor fund shares rather than on market-determined prices.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 877-628-2583 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the predecessor fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges of the predecessor fund. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges of the predecessor fund. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	13.22%
Worst quarter:	Q1 2020	-16.21%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	13.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(16.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Emerging Markets Debt Hard Currency ETF	1 Year	5 Years	10 Years
Return Before Taxes	18.08	2.12	4.60
Return After Taxes on Distributions	15.56	0.28	3.07
Return After Taxes on Distributions and Sale of Fund Shares	10.06	0.38	2.52
J.P. Morgan Emerging Markets Bond Index (EMBI®)—Global Diversified (reflects no deduction for fees, expenses or taxes)	14.30	1.78	4.40
J.P. Morgan Emerging Markets Blended Hard Currency / Local Currency 50-50 Index (reflects no deduction for fees, expenses or taxes)	15.34	1.67	4.30

Average Annual Return, Caption [Optional Text]	Emerging Markets Debt Hard Currency ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com/ETF
Performance Availability Phone [Text]	877-628-2583
Neuberger Energy Transition & Infrastructure ETF (NBET) | Neuberger Energy Transition & Infrastructure ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. The Fund had a different fee structure and a different goal and principal investment strategies, which included investing a significant portion of its assets in carbon transition companies, prior to November 1, 2024. Its performance prior to that date might have been different if the current fee structure, goal and principal investment strategies had been in effect.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q3 2024	12.72%
Worst quarter:	Q3 2023	-10.43%

Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	12.72%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(10.43%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Energy Transition & Infrastructure ETF	1 Year	Since Inception (4/6/2022)
Return Before Taxes	5.75	9.37
Return After Taxes on Distributions	4.97	8.84
Return After Taxes on Distributions and Sale of Fund Shares	3.77	7.26
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88	13.67
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	9.76	18.68

Average Annual Return, Caption [Optional Text]	Energy Transition & Infrastructure ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com/ETF
Performance Availability Phone [Text]	800-366-6264
Neuberger Flexible Credit Income ETF (NBFC) | Neuberger Flexible Credit Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2025	3.49%
Worst quarter:	Q1 2025	1.32%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	3.49%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	1.32%
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Flexible Credit Income ETF	1 Year	Since Inception (6/24/2024)
Return Before Taxes	9.66	9.60
Return After Taxes on Distributions	6.36	6.32
Return After Taxes on Distributions and Sale of Fund Shares	5.74	5.95
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	7.58	6.06
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	5.60
ICE BofA Global High Yield Constrained Index (USD-Hedged) (reflects no deduction for fees, expenses or taxes)	8.45	9.24

Average Annual Return, Caption [Optional Text]	Flexible Credit Income ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com/ETF
Performance Availability Phone [Text]	800-366-6264
Neuberger Short Duration Income ETF (NBSD) | Neuberger Short Duration Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The Fund commenced operations after the assets of another investment company, Neuberger Berman Short Duration Bond Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on June 21, 2024. The Fund has adopted the performance history of its predecessor fund. The information shown below prior to June 21, 2024 is for the predecessor fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the predecessor fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges of the predecessor fund. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees, including those of the predecessor fund, during certain of the periods shown.
While the Fund’s shares would have substantially similar annual returns to the Institutional Class shares of the predecessor fund, their performance may differ from that shown because the Fund has lower expenses than the predecessor fund’s Institutional Class shares. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the predecessor fund’s Institutional Class shares. Performance for the predecessor fund is based on the NAV per share of the predecessor fund shares rather than on market-determined prices.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 877-628-2583 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the predecessor fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges of the predecessor fund. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and additional indices.
Performance Additional Market Index [Text]	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index and additional indices.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges of the predecessor fund. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q2 2020	6.60%
Worst quarter:	Q1 2020	-5.88%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	6.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(5.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Short Duration Income ETF	1 Year	5 Years	10 Years
Return Before Taxes	6.27	3.02	2.62
Return After Taxes on Distributions	4.10	1.15	1.22
Return After Taxes on Distributions and Sale of Fund Shares	3.68	1.13	1.09
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	-0.36	2.01
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.35	1.97	2.09

Average Annual Return, Caption [Optional Text]	Short Duration Income ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com/ETF
Performance Availability Phone [Text]	877-628-2583
Neuberger Total Return Bond ETF (NBTR) | Neuberger Total Return Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 800-366-6264 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index
Bar Chart [Heading]	year-by-year % Returns as of 12/31 each year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	Q3 2025	2.61%
Worst quarter:	Q4 2025	0.96%

Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	2.61%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	0.96%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	average annual total % returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Total Return Bond ETF	1 Year	Since Inception (12/17/2024)
Return Before Taxes	8.11	6.90
Return After Taxes on Distributions	5.59	4.51
Return After Taxes on Distributions and Sale of Fund Shares	4.75	4.23
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30	6.20

Average Annual Return, Caption [Optional Text]	Total Return Bond ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.nb.com/ETF
Performance Availability Phone [Text]	800-366-6264